Europe 1.25x Strategy Fund Expense Example - Europe 1.25x Strategy Fund - Europe 1_25x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	$ 2,279